Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 Capital	$ 93,579	$ 82,714
Tier 1 Capital	104,502	93,248
Total Capital	116,866	105,745
Risk-weighted assets used in the calculation of capital ratios	$ 636,424	$ 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.70%	13.10%
Tier 1 Capital ratio	16.40%	14.80%
Total Capital ratio	18.40%	16.80%
Leverage ratio	4.60%	4.20%
TLAC Ratio	31.80%	28.70%
TLAC Leverage Ratio	8.90%	8.10%